Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
8.	Commitments and Contingencies

Leases

The Company leases certain property and equipment under non-cancelable capital and operating leases which expire at various dates through 2026. The Company’s operating leases relate to roasting facilities in Tennessee and retail stores.

In June 2018, the Company entered into a lease agreement to lease equipment for $1,863 at an implicit interest rate of 6.6% (the “Machinery and Equipment Lease”). The lease maturity was October 31, 2022 and was secured by the assets purchased. The lease was accounted for as a capital lease due to the present value of minimum lease payments being greater than 90% value of the assets. In August 2021, the Company borrowed $1,226 under the Equipment financing loan to buyout the equipment pledged under the Machinery and Equipment Lease. The Company incurred $726 of debt extinguishment cost representing the difference between the lease liability and the fair value of the machinery and equipment. The debt extinguishment cost is reported in interest expense in the consolidated statement of operations.

The Company has vehicle leases that are accounted for as capital leases based on the lease term representing greater than 75% of the economic life of the assets. The period of these leases is between 60 and 72 months and have interest rates between 3.9% and 12.6%.

Total rent expense for the years ended December 31, 2021, 2020 and 2019 was $1,224, $820 and $675, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Operating
Year ending December 31:
2022	$2,966
2023	3,233
2024	3,381
2025	3,323
2026	3,358
Total minimum lease payments	$16,261

Future minimum lease payments under non-cancelable capital leases are as follows:

Capital
Year ending December 31:
2022	$106
2023	95
2024	102
2025	50
2026	4
Total minimum lease payments	$357
Less: amount representing interest	44
Present value of net minimum lease payments	313
Less: current portion	85
Capital lease obligations, net of current maturities	$228

The following describes property and equipment which have been classified as capital leases:

	December 31
	2021	2020
Vehicles	$433	$481
Machinery and equipment	—	1,732
	433	2,213
Less: accumulated amortization	186	801
Total	$247	$1,412

Depreciation expense of assets recorded under capital leases totaled $256, $321 and $302 for the years ended December 31, 2021, 2020 and 2019, respectively.

Purchase Agreements

In September 2021, the Company entered into a manufacturing and purchase agreement to purchase canned beverage product from a third-party supplier. The initial term ends on December 31, 2023, and automatically renews for two consecutive year periods, unless either party provides notice of cancellation at least 120 days prior to the end of the current term. The minimum purchase amount carries a minimum surcharge of approximately $2,250 through December 31, 2022.

In November 2021, the Company entered into a manufacturing and purchase agreement to purchase coffee product from a third-party supplier. The term remains in effect until December 31, 2023. The minimum purchase amount is based on quantity and will range from approximately $8,800 to $10,400 on an annual basis.

Contingencies

The Company is the subject of various legal actions in the ordinary course of business. These actions typically seek, among other things, compensation for alleged personal injury, breach of contract, property damage, punitive damages, civil penalties or other losses, or injunctive or declaratory relief. With respect to such lawsuits, the Company accrues reserves when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. The Company does not believe any of these proceedings, individually or in the aggregate, would be expected to have a material adverse effect on results of operations, cash flows or financial condition.

The Company could be subject to additional sales tax or other tax liabilities. Based on the 2018 Supreme Court decision in South Dakota v. Wayfair Inc., an increasing number of states have considered or adopted laws or administrative practices, with or without notice, that impose new taxes on remote sellers to collect transaction taxes such as sales, consumption, or similar taxes. Failure to comply with such laws or administrative practices, or a successful assertion by such states requiring the Company to collect taxes where it does not, could result in substantial tax liabilities, including for past sales, as well as penalties and interest. New taxes could also create significant increases in internal costs necessary to capture data and collect and remit taxes. Furthermore, more jurisdictions are considering laws or administrative practices to assess new taxes on all or a portion of gross revenue or other similar amounts. The Company follows the guidelines of ASC 450, Accounting for Contingencies, and the consolidated financial statements reflect the current impact of such legislation through the Company’s best estimates. However, any of these events could have a material effect on the Company’s business and operating results depending on the previous periods of applied enforcement by certain jurisdictions.

The Company is also subject to U.S. (federal and state) laws, regulations, and administrative practices that require us to collect information from its customers, vendors, merchants, and other third parties for tax reporting purposes and report such information to various government agencies. The scope of such requirements continues to expand, requiring us to develop and implement new compliance systems. Failure to comply with such laws and regulations could result in significant penalties and interest which might have an adverse effect on the Company’s business and operating results.

The Company has accrued $326 and $628 related to potential sales and other tax exposure as of December 31, 2021 and 2020, respectively, which is included in accrued liabilities on the accompanying consolidated balance sheets.

CIK 001836707 SBEA Merger Sub LLC
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the founder shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The underwriters are entitled to a deferred underwriting fee of $0.35 per Unit, or $12,075,000 which was paid upon the closing of the Business Combination. The deferred fee will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.